SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
SUBSEQUENT EVENT
Maximum repurchase amount		$ 233,557	$ 66,368	$ 196,277
Aggregate consideration		$ 233,557	$ 66,368	$ 196,277
Subsequent Event
SUBSEQUENT EVENT
Maximum repurchase amount	$ 503,800